Long-term investments	12 Months Ended
Dec. 31, 2020
Long-term investments
Long-term investments

10. Long-term investments

The Company’s long-term investments consisted of the following:

	December 31,	December 31,
	2019	2020
Equity investments:
Equity method investments	115,325	294,679
Equity securities without readily determinable fair value	—	5,442
Total	115,325	300,121

In August 2020, the Company and three other third party investors entered into an investment agreement to establish Wuhan Weineng Battery Asset Co., Ltd. (“Weineng”). The Company invested RMB200,000 in Weineng and held 25% of Weineng’s equity interests. In December 2020, Weineng entered into an agreement with the other third-party investors for a total additional investment of RMB640 million by those investors, which was not consummated as of December 31, 2020. Upon the consummation of this transaction, the Company's equity interests in Weineng would be diluted to approximately 13.9%.

No impairment charge was recognized for the years ended December 31, 2018, 2019 and 2020.